CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) shares in Thousands, $ in Thousands	General Partner [Member]	General Partner [Member] Navios Containers [Member]	General Partner [Member] Navios Acquisition [Member]	Limited Partner [Member]	Limited Partner [Member] Navios Containers [Member]	Limited Partner [Member] Navios Acquisition [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Navios Containers [Member]	Noncontrolling Interest [Member] Navios Acquisition [Member]	Total	Navios Containers [Member]	Navios Acquisition [Member]
Beginning balance, value at Dec. 31, 2020	$ 2,817			$ 652,013			$ 0			$ 654,830
Beginning balance, units at Dec. 31, 2020	237,822			11,345,187
Cash distribution paid ($0.20 per unit—see Note 18)	$ (93)			$ (4,522)			0			(4,615)
Proceeds from public offering and issuance of units, net of offering costs (see Note 13)	$ 4,156			$ 198,495			0			202,651
Proceeds from public offering and issuance of units, net of offering costs (see Note 13), units	149,597			7,330,222
Units issued for the acquisition of Navios Acquisition (see Note 3)		$ 3,911	$ 1,893		$ 191,624	$ 52,722		$ 0	$ (52,722)		$ 195,535	$ 1,893
Units issued for the acquisition of Navios Containers, net of expenses (see Note 3), units		165,989	69,147		8,133,452	3,388,226
Stock-based compensation (see Note 13)	$ 0			$ 523			0			523
Deemed contribution (see Note 3)	3,000			147,000			0			150,000
Fair value of noncontrolling interest (see Note 3)	0			0			57,635			57,635
Net income	10,324			505,862			(4,913)			511,273
Ending balance, value at Dec. 31, 2021	$ 26,008			$ 1,743,717			0			1,769,725
Ending balance, units at Dec. 31, 2021	622,555			30,197,087
Cash distribution paid ($0.20 per unit—see Note 18)	$ (124)			$ (6,039)			0			(6,163)
Stock-based compensation (see Note 13)	0			154			0			154
Net income	11,585			567,662			0			579,247
Units cancelled/ forfeited (see Note 13)	$ 0			$ 0			0			0
Units cancelled/ forfeited (see Note 13), units	(259)			(12,699)
Ending balance, value at Dec. 31, 2022	$ 37,469			$ 2,305,494			0			2,342,963
Ending balance, units at Dec. 31, 2022	622,296			30,184,388
Cash distribution paid ($0.20 per unit—see Note 18)	$ (124)			$ (6,036)			0			(6,160)
Stock-based compensation (see Note 13)	0			4			0			4
Net income	8,671			424,974			0			433,645
Ending balance, value at Dec. 31, 2023	$ 46,016			$ 2,724,436			$ 0			$ 2,770,452
Ending balance, units at Dec. 31, 2023	622,296			30,184,388